Consolidated Statements of Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING INCOME
Interest income and inflation	$ 4,403,991	$ 4,086,656	$ 2,904,520
Interest expense and inflation	(3,310,942)	(2,516,544)	(1,109,746)
Net interest income	1,093,049	1,570,112	1,794,774
Fee and commission income	848,513	729,063	595,181
Fee and commission expense	(345,873)	(321,794)	(245,853)
Net fee and commission income	502,640	407,269	349,328
Net income from financial operations:
Net income/(expense) from financial assets and liabilities for trading	91,761	78,191	(28,602)
Net income from derecognising financial assets and liabilities at amortised cost and financial assets at fair value through other comprehensive income	(120,934)	(1,628)	22,199
Net income from exchange, adjustment and hedge accounting of foreign exchange	331,628	140,615	125,431
Net income from financial operations	302,455	217,178	119,028
Income from investments in associates and other companies	8,763	10,310	(475)
Net income from non-current assets and groups available for sale not admissible as discontinued operations	13,154	8,518	2,297
Other operating income	3,807	5,539	1,662
TOTAL OPERATING INCOME	1,923,868	2,218,926	2,266,614
Personnel salaries and expenses	(412,275)	(414,808)	(397,675)
Administrative expenses	(320,111)	(310,219)	(280,134)
Depreciation and amortisation	(143,762)	(129,993)	(122,055)
Impairment of non-financial assets	(1,912)
Other operating expenses	(31,638)	(106,306)	(101,430)
TOTAL OPERATING EXPENSES	(909,698)	(961,326)	(901,294)
NET OPERATING INCOME BEFORE CREDIT LOSSES	1,014,170	1,257,600	1,365,320
Provisions for loan losses for interbank loans and account receivable from customers	(453,458)	(441,396)	(355,638)
Provisions for loan losses for contingent loans and others	24,363	(5,189)	(12,254)
Recovery of loans previously charged-off	107,069	90,577	76,999
Provision for loan losses for other financial assets at amortised cost and financial assets at fair value through OCI	(759)	(486)	(335)
Provision for loan losses	(322,785)	(356,494)	(291,228)
NET OPERATING INCOME BEFORE INCOME TAX	691,385	901,106	1,074,092
Income tax expense	(97,548)	(93,624)	(221,664)
Result of continuing operations	593,837	807,482	852,428
Result of discontinued operations
NET INCOME FOR THE YEAR	593,837	807,482	852,428
Attributable to:
Shareholders of the Bank	579,427	792,276	842,467
Non-controlling interest	$ 14,410	$ 15,206	$ 9,961
Earnings per share from continued operations attributable to shareholders of the Bank:
Basic earnings (in Pesos per share)	$ 3.075	$ 4.204	$ 4.471
Diluted earnings (in Pesos per share)	3.075	4.204	4.471
Earnings per share attributable to shareholders of the Bank:
Basic earnings (in Pesos per share)	3.075	4.204	4.471
Diluted earnings (in Pesos per share)	$ 3.075	$ 4.204	$ 4.471